11. Operating Lease Liabilities & Commitments and Contingencies (Details - Future minimum operating lease payments)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Minimum future lease payment 2020	$ 177,688
Minimum future lease payment 2021	$ 91,688